UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2010 to March 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend Fund

Schedule of Investments

March 31, 2010 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.3%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	400	$30,880
Goodrich Corp.	100	7,052
Honeywell International, Inc.	700	31,689
ITT Corp.	200	10,722
L-3 Communications Holdings, Inc.	100	9,163
Lockheed Martin Corp.	300	24,966
Northrop Grumman Corp.	300	19,671
Precision Castparts Corp.	100	12,671
Raytheon Co.	400	22,848
Rockwell Collins, Inc.	100	6,259
The Boeing Co.	600	43,566
United Technologies Corp.	900	66,249
		285,736
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.§	200	11,170
Expeditors International of Washington, Inc.	100	3,692
FedEx Corp.	300	28,020
United Parcel Service, Inc. Class B	900	57,969
		100,851
Airlines (0.0%)
Southwest Airlines Co.	600	7,932

Auto Components (0.8%)
Autoliv, Inc.*§	5,200	267,956
Johnson Controls, Inc.	600	19,794
The Goodyear Tire & Rubber Co.*	200	2,528
		290,278
Automobiles (0.8%)
Ford Motor Co.*§	22,400	281,568
Harley-Davidson, Inc.	100	2,807
		284,375
Beverages (1.1%)
Coca-Cola Enterprises, Inc.	2,300	63,618
Constellation Brands, Inc. Class A*	100	1,644
Dr. Pepper Snapple Group, Inc.	200	7,034
Molson Coors Brewing Co. Class B	200	8,412
PepsiCo, Inc.	2,700	178,632
The Coca-Cola Co.	2,500	137,500
		396,840
Biotechnology (3.4%)
Amgen, Inc.*	18,908	1,129,942
Biogen Idec, Inc.*	300	17,208
Celgene Corp.*	350	21,686
Genzyme Corp.*	300	15,549
Gilead Sciences, Inc.*	900	40,932
		1,225,317
Building Products (0.0%)
Masco Corp.	300	4,656

Capital Markets (4.1%)
Ameriprise Financial, Inc.	200	9,072
Franklin Resources, Inc.	200	22,180
Invesco, Ltd.	300	6,573
Legg Mason, Inc.§	100	2,867
Morgan Stanley	1,300	38,077
Northern Trust Corp.	300	16,578
State Street Corp.	500	22,570

	Number of Shares	Value
COMMON STOCKS
Capital Markets
T. Rowe Price Group, Inc.§	300	$16,479
The Bank of New York Mellon Corp.	1,100	33,968
The Charles Schwab Corp.	900	16,821
The Goldman Sachs Group, Inc.	7,600	1,296,788
		1,481,973
Chemicals (2.7%)
Air Products & Chemicals, Inc.	100	7,395
Celanese Corp. Series A	7,500	238,875
CF Industries Holdings, Inc.	2,200	200,596
E.I. Du Pont de Nemours & Co.	800	29,792
Ecolab, Inc.	300	13,185
Lubrizol Corp.	4,000	366,880
Monsanto Co.	500	35,710
PPG Industries, Inc.	100	6,540
Praxair, Inc.	200	16,600
Sigma-Aldrich Corp.	100	5,366
Terra Industries, Inc.	600	27,456
The Dow Chemical Co.	1,000	29,570
		977,965
Commercial Banks (5.2%)
BB&T Corp.	700	22,673
Comerica, Inc.	100	3,804
Fifth Third Bancorp	700	9,513
Huntington Bancshares, Inc.	600	3,222
Keycorp	800	6,200
PNC Financial Services Group, Inc.	500	29,850
Regions Financial Corp.§	1,000	7,850
SunTrust Banks, Inc.	500	13,395
U.S. Bancorp	5,300	137,164
Wells Fargo & Co.	53,300	1,658,696
Zions Bancorporation	100	2,182
		1,894,549
Commercial Services & Supplies (0.1%)
Iron Mountain, Inc.	100	2,740
Pitney Bowes, Inc.	100	2,445
R. R. Donnelley & Sons Co.	100	2,135
Republic Services, Inc.	300	8,706
Waste Management, Inc.	500	17,215
		33,241
Communications Equipment (1.3%)
Cisco Systems, Inc.*	5,000	130,150
Harris Corp.	100	4,749
Juniper Networks, Inc.*	500	15,340
Motorola, Inc.*	2,000	14,040
QUALCOMM, Inc.	7,600	319,124
		483,403
Computers & Peripherals (8.6%)
Apple, Inc.*	7,900	1,855,947
Dell, Inc.*	1,600	24,016
EMC Corp.*	1,900	34,276
Hewlett-Packard Co.	2,100	111,615
International Business Machines Corp.	6,000	769,500
NetApp, Inc.*	300	9,768
SanDisk Corp.*	200	6,926
Teradata Corp.*	100	2,889
Western Digital Corp.*	7,800	304,122
		3,119,059

	Number of Shares	Value
COMMON STOCKS
Construction & Engineering (0.0%)
Fluor Corp.	200	$9,302
Jacobs Engineering Group, Inc.*§	100	4,519
Quanta Services, Inc.*	100	1,916
		15,737
Construction Materials (0.0%)
Vulcan Materials Co.	100	4,724

Consumer Finance (2.5%)
American Express Co.	20,900	862,334
Capital One Financial Corp.	500	20,705
Discover Financial Services	400	5,960
SLM Corp.*	400	5,008
		894,007
Containers & Packaging (0.0%)
Owens-Illinois, Inc.*	100	3,554
Pactiv Corp.*	100	2,518
Sealed Air Corp.	100	2,108
		8,180
Distributors (0.0%)
Genuine Parts Co.	100	4,224

Diversified Consumer Services (1.9%)
Apollo Group, Inc. Class A*	200	12,258
DeVry, Inc.	7,200	469,440
H&R Block, Inc.	10,800	192,240
		673,938
Diversified Financial Services (2.6%)
Bank of America Corp.	25,700	458,745
Citigroup, Inc.*	69,000	279,450
CME Group, Inc.	100	31,611
JPMorgan Chase & Co.	3,500	156,625
Leucadia National Corp.*	100	2,481
Moody’s Corp.§	100	2,975
NYSE Euronext	200	5,922
		937,809
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	16,400	423,776
CenturyTel, Inc.	200	7,092
Qwest Communications International, Inc.§	5,200	27,144
Verizon Communications, Inc.	2,500	77,550
		535,562
Electric Utilities (2.1%)
American Electric Power Co., Inc.	500	17,090
Duke Energy Corp.	1,200	19,584
Edison International	300	10,251
Entergy Corp.	100	8,135
Exelon Corp.	14,000	613,340
FirstEnergy Corp.	300	11,727
FPL Group, Inc.	400	19,332
Northeast Utilities	100	2,764
Pepco Holdings, Inc.	100	1,715
PPL Corp.	400	11,084
Progress Energy, Inc.	200	7,872
Southern Co.	700	23,212
		746,106
Electrical Equipment (0.1%)
Emerson Electric Co.	700	35,238

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
First Solar, Inc.*§	100	$12,265
Rockwell Automation, Inc.	100	5,636
		53,139
Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc.*	300	10,317
Amphenol Corp. Class A	100	4,219
Corning, Inc.	1,500	30,315
Jabil Circuit, Inc.	31,800	514,842
		559,693
Energy Equipment & Services (1.7%)
Cameron International Corp.*	200	8,572
Diamond Offshore Drilling, Inc.§	100	8,881
FMC Technologies, Inc.*	200	12,926
Halliburton Co.	800	24,104
Nabors Industries, Ltd.*§	200	3,926
National-Oilwell Varco, Inc.	11,700	474,786
Schlumberger, Ltd.	1,100	69,806
Smith International, Inc.	200	8,564
		611,565
Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	400	23,884
CVS Caremark Corp.	1,300	47,528
Safeway, Inc.	400	9,944
Sysco Corp.	600	17,700
The Kroger Co.	600	12,996
Wal-Mart Stores, Inc.	1,900	105,640
Walgreen Co.	800	29,672
Whole Foods Market, Inc.*	100	3,615
		250,979
Food Products (2.2%)
Archer-Daniels-Midland Co.	600	17,340
Campbell Soup Co.	100	3,535
ConAgra Foods, Inc.	400	10,028
Dean Foods Co.*	100	1,569
General Mills, Inc.	300	21,237
H.J. Heinz Co.	300	13,683
Kellogg Co.	200	10,686
Kraft Foods, Inc. Class A	1,500	45,360
McCormick & Co., Inc.§	100	3,836
Mead Johnson Nutrition Co.	200	10,406
Sara Lee Corp.§	600	8,358
The Hershey Co.§	15,100	646,431
The J.M. Smucker Co.	100	6,026
Tyson Foods, Inc. Class A	200	3,830
		802,325
Gas Utilities (0.0%)
EQT Corp.	100	4,100
Questar Corp.	100	4,320
		8,420
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	600	34,920
Becton, Dickinson and Co.	300	23,619
Boston Scientific Corp.*	1,300	9,386
CareFusion Corp.*	600	15,858
DENTSPLY International, Inc.	100	3,485
Hospira, Inc.*	100	5,665
Medtronic, Inc.	965	43,454
St. Jude Medical, Inc.*	300	12,315

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Stryker Corp.	300	$17,166
Varian Medical Systems, Inc.*	100	5,533
Zimmer Holdings, Inc.*	200	11,840
		183,241
Health Care Providers & Services (4.2%)
Aetna, Inc.	400	14,044
AmerisourceBergen Corp.	200	5,784
Cardinal Health, Inc.	300	10,809
CIGNA Corp.	200	7,316
Coventry Health Care, Inc.*	100	2,472
Express Scripts, Inc.*	300	30,528
Humana, Inc.*	100	4,677
McKesson Corp.	200	13,144
Medco Health Solutions, Inc.*	4,600	296,976
Quest Diagnostics, Inc.	200	11,658
Tenet Healthcare Corp.*	300	1,716
UnitedHealth Group, Inc.*	1,000	32,670
WellPoint, Inc.*	16,900	1,088,022
		1,519,816
Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	400	15,552
Darden Restaurants, Inc.	100	4,454
International Game Technology	200	3,690
Marriott International, Inc. Class A	200	6,304
McDonald’s Corp.	1,000	66,720
Starbucks Corp.*	700	16,989
Starwood Hotels & Resorts Worldwide, Inc.	100	4,664
Wyndham Worldwide Corp.	100	2,573
Yum! Brands, Inc.	500	19,165
		140,111
Household Durables (0.0%)
Fortune Brands, Inc.	100	4,851
Newell Rubbermaid, Inc.	200	3,040
Pulte Group, Inc.*§	200	2,250
		10,141
Household Products (1.4%)
Clorox Co.	166	10,647
Colgate-Palmolive Co.	500	42,630
Kimberly-Clark Corp.	400	25,152
The Procter & Gamble Co.	7,000	442,890
		521,319
Independent Power Producers & Energy Traders (3.0%)
Constellation Energy Group, Inc.	30,500	1,070,855
The AES Corp.*	500	5,500
		1,076,355
Industrial Conglomerates (2.9%)
3M Co.	10,200	852,414
General Electric Co.	9,800	178,360
Textron, Inc.§	200	4,246
		1,035,020
Insurance (1.3%)
Aflac, Inc.	500	27,145
American International Group, Inc.*§	100	3,414
AON Corp.	300	12,813
Assurant, Inc.	100	3,438
Berkshire Hathaway, Inc. Class B*	2,200	178,794

	Number of Shares	Value
COMMON STOCKS
Insurance
Chubb Corp.	300	$15,555
Cincinnati Financial Corp.§	100	2,890
Genworth Financial, Inc. Class A*	400	7,336
Hartford Financial Services Group, Inc.	400	11,368
Lincoln National Corp.	200	6,140
Loews Corp.	322	12,004
Marsh & McLennan Cos., Inc.	400	9,768
MetLife, Inc.	700	30,338
Principal Financial Group, Inc.	200	5,842
Prudential Financial, Inc.	500	30,250
The Allstate Corp.	500	16,155
The Progressive Corp.	600	11,454
The Travelers Cos., Inc.	1,200	64,728
Unum Group	300	7,431
XL Capital, Ltd. Class A	300	5,670
		462,533
Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	300	40,719
Expedia, Inc.	12,200	304,512
		345,231
Internet Software & Services (4.4%)
Akamai Technologies, Inc.*§	100	3,141
AOL, Inc.*	1,218	30,791
eBay, Inc.*	1,000	26,950
Google, Inc. Class A*	2,700	1,530,927
Monster Worldwide, Inc.*§	100	1,661
VeriSign, Inc.*§	100	2,601
Yahoo!, Inc.*	1,100	18,183
		1,614,254
IT Services (1.0%)
Automatic Data Processing, Inc.	500	22,235
Cognizant Technology Solutions Corp. Class A*	300	15,294
Computer Sciences Corp.*	100	5,449
Fiserv, Inc.*	100	5,076
Mastercard, Inc. Class A	300	76,200
Paychex, Inc.§	300	9,210
The Western Union Co.	11,900	201,824
Visa, Inc. Class A	400	36,412
		371,700
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	100	3,828
Mattel, Inc.	1,200	27,288
		31,116
Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	175	9,147
PerkinElmer, Inc.	100	2,390
Thermo Fisher Scientific, Inc.*	400	20,576
		32,113
Machinery (0.4%)
Caterpillar, Inc.	500	31,425
Cummins, Inc.	100	6,195
Danaher Corp.	200	15,982
Deere & Co.	400	23,784
Dover Corp.	100	4,675
Eaton Corp.	100	7,577
Illinois Tool Works, Inc.	300	14,208
PACCAR, Inc.§	300	13,002
Parker Hannifin Corp.	100	6,474

	Number of Shares	Value
COMMON STOCKS
Machinery
The Manitowoc Co., Inc.§	400	$5,200
		128,522
Media (2.6%)
CBS Corp. Class B	600	8,364
Comcast Corp. Class A	11,100	208,902
DIRECTV Class A*	2,500	84,525
Discovery Communications, Inc. Class A*	200	6,758
Gannett Co., Inc.	26,700	441,084
Interpublic Group of Cos., Inc.*	400	3,328
News Corp. Class A	2,200	31,702
Omnicom Group, Inc.	300	11,643
The McGraw-Hill Cos., Inc.	300	10,695
The Walt Disney Co.	1,700	59,347
Time Warner Cable, Inc.	300	15,993
Time Warner, Inc.	1,000	31,270
Viacom, Inc. Class B*	500	17,190
		930,801
Metals & Mining (3.1%)
Alcoa, Inc.	900	12,816
Cliffs Natural Resources, Inc.	100	7,095
Freeport-McMoRan Copper & Gold, Inc.	12,900	1,077,666
Newmont Mining Corp.	400	20,372
Nucor Corp.§	300	13,614
United States Steel Corp.	100	6,352
		1,137,915
Multi-Utilities (0.3%)
Ameren Corp.	200	5,216
CenterPoint Energy, Inc.	300	4,308
Consolidated Edison, Inc.	200	8,908
Dominion Resources, Inc.	600	24,666
DTE Energy Co.	100	4,460
NiSource, Inc.	200	3,160
PG&E Corp.	400	16,968
Public Service Enterprise Group, Inc.	500	14,760
Sempra Energy	297	14,820
Wisconsin Energy Corp.	100	4,941
Xcel Energy, Inc.	400	8,480
		110,687
Multiline Retail (1.6%)
Family Dollar Stores, Inc.	100	3,661
J.C. Penney Co., Inc.	200	6,434
Kohl’s Corp.*	300	16,434
Macy’s, Inc.	300	6,531
Nordstrom, Inc.	12,400	506,540
Target Corp.	800	42,080
		581,680
Office Electronics (0.0%)
Xerox Corp.	1,100	10,725

Oil, Gas & Consumable Fuels (6.2%)
Anadarko Petroleum Corp.	500	36,415
Apache Corp.	300	30,450
Chesapeake Energy Corp.	600	14,184
Chevron Corp.	7,100	538,393
ConocoPhillips	1,300	66,521
Consol Energy, Inc.	100	4,266
Denbury Resources, Inc.*§	300	5,061
Devon Energy Corp.	400	25,772
El Paso Corp.	600	6,504

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
EOG Resources, Inc.	200	$18,588
Exxon Mobil Corp.	11,600	776,968
Hess Corp.	300	18,765
Marathon Oil Corp.	700	22,148
Murphy Oil Corp.	200	11,238
Noble Energy, Inc.	100	7,300
Occidental Petroleum Corp.	6,700	566,418
Peabody Energy Corp.	200	9,140
Pioneer Natural Resources Co.§	100	5,632
Range Resources Corp.§	100	4,687
Southwestern Energy Co.*	300	12,216
Spectra Energy Corp.	600	13,518
Sunoco, Inc.	100	2,971
Tesoro Corp.	100	1,390
The Williams Cos., Inc.	500	11,550
Valero Energy Corp.	600	11,820
XTO Energy, Inc.	500	23,590
		2,245,505
Paper & Forest Products (1.3%)
International Paper Co.	18,700	460,207
MeadWestvaco Corp.	100	2,555
Weyerhaeuser Co.	100	4,527
		467,289
Personal Products (2.9%)
Avon Products, Inc.	400	13,548
The Estee Lauder Cos., Inc. Class A	16,300	1,057,381
		1,070,929
Pharmaceuticals (3.9%)
Abbott Laboratories	1,400	73,752
Allergan, Inc.	9,900	646,668
Bristol-Myers Squibb Co.	9,636	257,282
Eli Lilly & Co.	900	32,598
Forest Laboratories, Inc.*	200	6,272
Johnson & Johnson	2,400	156,480
King Pharmaceuticals, Inc.*	200	2,352
Merck & Co., Inc.	2,986	111,527
Mylan, Inc.*	200	4,542
Pfizer, Inc.	7,160	122,794
		1,414,267
Professional Services (0.0%)
Equifax, Inc.	100	3,580
Robert Half International, Inc.§	100	3,043
		6,623
Real Estate Investment Trusts (0.8%)
Annaly Capital Management, Inc.	8,800	151,184
Boston Properties, Inc.	100	7,544
Equity Residential	300	11,745
HCP, Inc.§	300	9,900
Health Care REIT, Inc.	100	4,523
Host Hotels & Resorts, Inc.§	500	7,325
Kimco Realty Corp.	300	4,692
Plum Creek Timber Co., Inc.	100	3,891
ProLogis	400	5,280
Public Storage	200	18,398
Simon Property Group, Inc.	624	52,354
Ventas, Inc.	100	4,748
Vornado Realty Trust	313	23,694
		305,278

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.2%)
CSX Corp.	300	$15,270
Norfolk Southern Corp.	300	16,767
Union Pacific Corp.	400	29,320
		61,357
Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	500	4,635
Altera Corp.	200	4,862
Analog Devices, Inc.	200	5,764
Applied Materials, Inc.	1,100	14,828
Broadcom Corp. Class A	400	13,272
Intel Corp.	4,900	109,074
KLA-Tencor Corp.	100	3,092
Linear Technology Corp.	100	2,828
LSI Corp.*	700	4,284
MEMC Electronic Materials, Inc.*§	200	3,066
Microchip Technology, Inc.§	100	2,816
Micron Technology, Inc.*	700	7,273
National Semiconductor Corp.	200	2,890
NVIDIA Corp.*	500	8,690
Texas Instruments, Inc.	1,100	26,917
Xilinx, Inc.	200	5,100
		219,391
Software (3.3%)
Adobe Systems, Inc.*	400	14,148
Autodesk, Inc.*	300	8,826
BMC Software, Inc.*	100	3,800
CA, Inc.	400	9,388
Citrix Systems, Inc.*	100	4,747
Electronic Arts, Inc.*	200	3,732
Intuit, Inc.*	300	10,302
McAfee, Inc.*	100	4,013
Microsoft Corp.	31,800	930,786
Oracle Corp.	7,700	197,813
Red Hat, Inc.*	100	2,927
Symantec Corp.*	800	13,536
		1,204,018
Specialty Retail (3.1%)
Bed Bath & Beyond, Inc.*	200	8,752
Best Buy Co., Inc.	22,800	969,912
GameStop Corp. Class A*§	100	2,191
Home Depot, Inc.	1,500	48,525
Lowe’s Cos., Inc.	1,300	31,512
Ltd Brands, Inc.	200	4,924
O’Reilly Automotive, Inc.*	100	4,171
RadioShack Corp.	100	2,263
Ross Stores, Inc.§	100	5,347
Staples, Inc.	600	14,034
The Gap, Inc.	400	9,244
Tiffany & Co.	100	4,749
TJX Cos., Inc.	400	17,008
Urban Outfitters, Inc.*	100	3,803
		1,126,435
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	300	11,856
NIKE, Inc. Class B	400	29,400
The Warnaco Group, Inc.*	100	4,771
		46,027
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	400	5,664

	Number of Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance
People’s United Financial, Inc.	300	$4,692
		10,356
Tobacco (0.4%)
Altria Group, Inc.	1,800	36,936
Lorillard, Inc.	200	15,048
Philip Morris International, Inc.	1,700	88,672
Reynolds American, Inc.	200	10,796
		151,452
Trading Companies & Distributors (0.0%)
Fastenal Co.	100	4,799

Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	300	12,783
Sprint Nextel Corp.*§	11,600	44,080
		56,863
TOTAL COMMON STOCKS (Cost $31,997,726)		35,326,452

SHORT-TERM INVESTMENTS (7.0%)
State Street Navigator Prime Portfolio§§	1,520,025	1,520,025

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/10	$1,022	1,022,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,542,025)		2,542,025

TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $34,539,751)		37,868,477

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)		(1,570,286)

NET ASSETS (100.0%)		$36,298,191

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$35,326,452	$—	$—	$35,326,452
Short-Term Investments	1,520,025	1,022,000	—	2,542,025
Other Financial Instruments*	—	—	—	—
	$36,846,477	$1,022,000	$—	$37,868,477

*Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB Accounting Standards Update 2010-06 “Fair Value Measurements and Disclosures (ASU 820)” which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended March 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost -  At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $34,539,751, $3,598,317, $(269,591), and $3,328,726, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 10, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 10, 2010